Additional Information - Condensed Financial Statements of Parent Company - Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ (77,862)	$ 363,634	$ 298,555
Adjustments to reconcile net income to net cash provided by provided by (used in) operating activities:
Accretion of convertible notes	3,413	2,145	1,302
Loss (gain) on change in fair value of derivatives	51,400	27,504	44,489
Share-based compensation	21,404	55,335	9,370
Deferred taxes	(98,205)	(17,908)	16,908
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(99,716)	(22,277)	151,663
Net settlement of derivatives	(49,134)	(39,133)	(31,851)
Net cash provided by (used in) operating activities	(885,324)	684,615	916,631
Investing activities:
Net cash used in investing activities	(1,962,257)	(1,671,416)	(630,488)
Financing activities:
Net cash provided by financing activities	2,319,771	2,052,828	428,639
Effect of exchange rate changes	(154,601)	(89,098)	(179,561)
Net increase (decrease) in cash, cash equivalents and restricted cash	(682,411)	976,929	535,221
Cash, cash equivalents and restricted cash, beginning of year	2,946,432	1,969,503	1,434,282
Cash, cash equivalents and restricted cash, end of year	2,264,021	2,946,432	1,969,503
Supplemental disclosure of cash flow information:
Interest paid	130,964	121,665	76,511
Parent Company | Reportable legal entities
Operating activities:
Net income	36,051	274,187	239,968
Adjustments to reconcile net income to net cash provided by provided by (used in) operating activities:
Accretion of convertible notes	1,493	1,447	1,302
Loss (gain) on change in fair value of derivatives	(2,700)	1,535	844
Equity in earnings of subsidiaries and affiliates	(45,254)	(319,325)	(246,382)
Share-based compensation	4,256	28,410	9,370
Dividend received from subsidiary	38,519
Deferred taxes	(361)	5,180	3,319
Changes in operating assets and liabilities:
Amounts due from subsidiaries	46,719	245,001	10,990
Prepaid expenses and other current assets	(36,216)	(1,594)	(7,900)
Other non-current assets	12,933		10
Amounts due to subsidiaries	(44,621)	(232,650)	38,610
Other current liabilities	(2,429)	4,377	(1,154)
Liability for uncertain tax positions	(77)	(28)	(1,702)
Net settlement of derivatives	1,262	(859)	439
Net cash provided by (used in) operating activities	9,575	5,681	47,714
Investing activities:
Investments in subsidiaries	(10,310)	(22,164)	(65,421)
Investments in affiliates			(990)
Loans to subsidiaries	(6,162)	(62,226)	(122,050)
Repayment of loans to subsidiaries	32,271	69,150	172,573
Net cash used in investing activities	15,799	(15,240)	(15,888)
Financing activities:
Repayment of loan from subsidiary			(49,554)
Net cash provided by financing activities			(49,554)
Effect of exchange rate changes	277	(5,460)	5,957
Net increase (decrease) in cash, cash equivalents and restricted cash	25,651	(15,019)	(11,771)
Cash, cash equivalents and restricted cash, beginning of year	642	15,661	27,432
Cash, cash equivalents and restricted cash, end of year	26,293	642	15,661
Supplemental disclosure of cash flow information:
Interest paid	$ 10,768	$ 11,586	$ 30,521